Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of components of tax expense (income)
i)
Amounts recognized in profit or loss

	2023	2022	2021
(in $ millions)	$	$	$
Current tax expense
Current year	52	27	6
Changes in estimates related to prior years	*	*	*
	52	27	6
Deferred tax (income)/expense
Origination and reversal of temporary difference	(2)	(9)	(3)
Recognition of previously unrecognized tax losses	(31)	(12)	—
	(33)	(21)	(3)
Income tax expense	19	6	3

* Amount less than $1 million

Summary of reconciliation of effective tax rate

	2023	2022	2021
(in $ millions)	$	$	$
Loss before tax	(466)	(1,734)	(3,552)
Tax at the domestic rates applicable to profits in the countries where the Group operates	(33)	(165)	(238)
Non-deductible expenses	9	13	46
Current year losses for which no deferred tax asset is recognized	121	194	211
Benefits from previously unrecognized tax losses	(78)	(36)	(16)
Changes in estimates related to prior years	*	*	*
Income tax expense	19	6	3

Summary of movement in deferred tax balances
iii)
Movement in deferred tax balances

	2023	2022
(in $ millions)	$	$
Deferred tax assets
Tax losses carried forward	45	12
Others	11	8
Deferred tax liabilities
Property, plant and equipment, intangible assets and others	20	18

	Movement in deferred tax liabilities	Movement in deferred tax assets
(in $ millions)	$	$
Balance at January 1, 2022 before set-off	(25)	27
Recognized in profit or loss	(7)	28
Acquisition through business combination	(21)	—
Deferred tax (liabilities) / assets before set-off	(53)	55
Deferred tax set-off	35	(35)
Balance at December 31, 2022 - Net deferred tax (liabilities) / assets	(18)	20

Balance at January 1, 2023 before set-off	(53)	55
Recognized in profit or loss	4	29
Effects of movements in exchange rates	*	1
Deferred tax (liabilities) / assets before set-off	(49)	85
Deferred tax set-off	29	(29)
Balance at December 31, 2023 - Net deferred tax (liabilities) / assets	(20)	56

iv)
Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2023	2022
(in $ millions)	$	$
Unutilized tax losses	5,152	6,767

Summary tax losses carried forward
v)
Tax losses carried forward

Out of the $5,152 million (2022: $6,767 million) tax losses, $2,526 million (2022: $3,546 million) expire as below. The remaining tax losses do not expire under the current tax legislation.

Expire by	$
(in $ millions)
2024	1,254
2025	525
2026	429
2027	226
2028	59
2029	5
2030	5
2031	7
2032	7
2033	9